Segment Information - Reconciliation of Operating Income of Segments to Total Operating Income (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	$ (21)	$ (45)	$ (93)
Operating income	1,400	1,005	227
Operating Segments [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating income	1,466	1,060	374
Segment Reconciling Items [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Impairment, restructuring charges and other related closure costs	(21)	(45)	(93)
Unallocated manufacturing results	1	7	(33)
Strategic and other research and development programs and other non-allocated provisions	(46)	(17)	(21)
Operating income	$ (66)	$ (55)	$ (147)